Intangible assets (Details) - COP ($) $ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Intangible assets
Beginning balance	$ 14,041	$ 16,413
Ending balance	13,018	14,041
Licenses and software
Intangible assets
Beginning balance	876	940
Ending balance	864	876
Other intangibles
Intangible assets
Beginning balance	934	1,032
Ending balance	886	934
Concessions and rights
Intangible assets
Beginning balance	10,734	12,927
Ending balance	9,807	10,734
Easements
Intangible assets
Beginning balance	1,497	1,514
Ending balance	1,461	1,497
Cost
Intangible assets
Beginning balance	18,566	21,022
Additions	313	502
Disposals	(34)	(44)
Foreign currency translation	(1,500)	(3,024)
Transfers/reclassifications	4	110
Ending balance	17,349	18,566
Cost | Licenses and software
Intangible assets
Beginning balance	2,276	2,125
Additions	108	210
Disposals	(34)	(29)
Foreign currency translation	(33)	(61)
Transfers/reclassifications	4	31
Ending balance	2,321	2,276
Cost | Other intangibles
Intangible assets
Beginning balance	1,090	1,210
Additions		2
Foreign currency translation	(64)	(118)
Transfers/reclassifications	(1)
Ending balance	1,025	1,090
Cost | Concessions and rights
Intangible assets
Beginning balance	13,551	16,025
Additions	203	271
Disposals		(15)
Foreign currency translation	(1,366)	(2,768)
Transfers/reclassifications		38
Ending balance	12,388	13,551
Cost | Easements
Intangible assets
Beginning balance	1,649	1,662
Additions	2	23
Foreign currency translation	(37)	(77)
Transfers/reclassifications	1	41
Ending balance	1,615	1,649
Accumulated amortization
Intangible assets
Beginning balance	(4,525)	(4,609)
Amortization	(437)	(945)
Impairment (loss) recovery		12
Disposals	32	39
Foreign currency translation	569	975
Transfers/reclassifications	30	3
Ending balance	(4,331)	(4,525)
Accumulated amortization | Licenses and software
Intangible assets
Beginning balance	(1,400)	(1,185)
Amortization	(140)	(288)
Disposals	32	28
Foreign currency translation	23	42
Transfers/reclassifications	28	3
Ending balance	(1,457)	(1,400)
Accumulated amortization | Other intangibles
Intangible assets
Beginning balance	(156)	(178)
Amortization	(8)	(15)
Foreign currency translation	23	37
Transfers/reclassifications	2
Ending balance	(139)	(156)
Accumulated amortization | Concessions and rights
Intangible assets
Beginning balance	(2,817)	(3,098)
Amortization	(285)	(634)
Impairment (loss) recovery		12
Disposals		11
Foreign currency translation	521	892
Ending balance	(2,581)	(2,817)
Accumulated amortization | Easements
Intangible assets
Beginning balance	(152)	(148)
Amortization	(4)	(8)
Foreign currency translation	2	4
Ending balance	$ (154)	$ (152)